Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	lsfii_SupplementTextBlock

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Supplement dated September 30, 2016, to the Loomis Sayles Global Equity and Income Fund Prospectus and Statement of Additional Information, dated February 1, 2016, as may be revised and supplemented from time to time.

Effective September 30, 2016, the MSCI All Country World Index will replace the MSCI World Index as the primary benchmark for Loomis Sayles Global Equity and Income Fund (the “Fund”) and a blended index composed of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index will replace the Citigroup World Government Bond Index as the Fund’s secondary benchmark.

Effective September 30, 2016, the first paragraph within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended and restated as follows:

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of three broad measures of market performance. The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The two indices composing the Blended Index measure, respectively, the performance of global equity securities and global investment grade fixed income securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Effective September 30, 2016, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2015)	Past 1 Year	Past 5 Years	Past 10 Years
Class Y – Return Before Taxes	1.69%	7.01%	7.59%
Return After Taxes on Distributions	0.32%	6.01%	6.62%
Return After Taxes on Distributions & Sale of Fund Shares	1.99%	5.38%	5.90%
Class A – Return Before Taxes	-4.32%	5.50%	6.70%
Class C – Return Before Taxes	-0.24%	5.96%	6.53%
MSCI All Country World Index (“ACWI”) (Net)[1]	-2.36%	6.09%	4.76%
MSCI World Index	-0.32%	8.19%	5.56%
Blended Index	-2.47%	4.16%	4.65%

[1]
Effective September 30, 2016, the MSCI ACWI (Net) replaced the MSCI World Index as the Fund’s primary benchmark because the Fund believes the MSCI ACWI (Net), an index which is designed to measure the equity market performance of both developed and emerging markets, is more representative of the Fund’s investment strategy and geographical exposure. It is not possible to invest directly in an index.

Loomis Sayles Global Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Supplement dated September 30, 2016, to the Loomis Sayles Global Equity and Income Fund Prospectus and Statement of Additional Information, dated February 1, 2016, as may be revised and supplemented from time to time.

Effective September 30, 2016, the MSCI All Country World Index will replace the MSCI World Index as the primary benchmark for Loomis Sayles Global Equity and Income Fund (the “Fund”) and a blended index composed of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index will replace the Citigroup World Government Bond Index as the Fund’s secondary benchmark.

Effective September 30, 2016, the first paragraph within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended and restated as follows:

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of three broad measures of market performance. The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The two indices composing the Blended Index measure, respectively, the performance of global equity securities and global investment grade fixed income securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Effective September 30, 2016, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2015)	Past 1 Year	Past 5 Years	Past 10 Years
Class Y – Return Before Taxes	1.69%	7.01%	7.59%
Return After Taxes on Distributions	0.32%	6.01%	6.62%
Return After Taxes on Distributions & Sale of Fund Shares	1.99%	5.38%	5.90%
Class A – Return Before Taxes	-4.32%	5.50%	6.70%
Class C – Return Before Taxes	-0.24%	5.96%	6.53%
MSCI All Country World Index (“ACWI”) (Net)[1]	-2.36%	6.09%	4.76%
MSCI World Index	-0.32%	8.19%	5.56%
Blended Index	-2.47%	4.16%	4.65%

[1]
Effective September 30, 2016, the MSCI ACWI (Net) replaced the MSCI World Index as the Fund’s primary benchmark because the Fund believes the MSCI ACWI (Net), an index which is designed to measure the equity market performance of both developed and emerging markets, is more representative of the Fund’s investment strategy and geographical exposure. It is not possible to invest directly in an index.